Leases - Charters-out (Details) - Property Available for Operating Lease $ in Millions	Dec. 31, 2017 USD ($)
Schedule Of Operating Leases [Line Items]
Operating leases cost	$ 4,400.0
Operating leases accumulated depreciation	1,000.0
Operating leases carrying amount of the vessels	3,400.0
Future Minimum Payments Receivable:
Revenues receivable - 2018	709.8
Revenues receivable - 2019	569.6
Revenues receivable - 2020	528.0
Revenues receivable - 2021	302.7
Revenues receivable - 2022	233.6
Revenues receivable - Thereafter	890.0
Minimum scheduled future revenues	$ 3,200.0